ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	126,911	150,381
Less: allowance for credit losses	(4,944)	(4,478)
	121,967	145,903

Accounts receivable, net are mainly amounts due from franchisees, and are non-interest bearing and generally on terms within 60 days as of December 31, 2024 and 2025.

The movements in the allowance for credit losses are as follows:

	For the Years Ended December 31,
	2023	2024	2025
Allowance for expected credit losses:
Balance at beginning of the year	(835)	(2,535)	(4,944)
Additions	(1,711)	(3,552)	(695)
Write-offs	11	1,143	1,161
	(2,535)	(4,944)	(4,478)